Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net
Property, plant and equipment, gross	$ 196,983		$ 196,983		$ 180,254	$ 163,102
Less: accumulated depreciation	(62,852)		(62,852)		(52,641)	(36,828)
Property, plant and equipment, net	134,131		134,131		127,613	126,274
Depreciation expense	4,100	$ 4,400	12,700	$ 13,400	18,800	18,200
Land
Property, Plant and Equipment, Net
Property, plant and equipment, gross	9,092		9,092		9,150	8,010
Building
Property, Plant and Equipment, Net
Property, plant and equipment, gross	44,274		44,274		43,895	35,028
Leasehold improvements
Property, Plant and Equipment, Net
Property, plant and equipment, gross	923		923		613	399
Plant equipment
Property, Plant and Equipment, Net
Property, plant and equipment, gross	90,912		90,912		88,155	74,363
Vehicles and transportation equipment
Property, Plant and Equipment, Net
Property, plant and equipment, gross	753		753		876	910
IT systems
Property, Plant and Equipment, Net
Property, plant and equipment, gross	2,475		2,475		2,453	2,195
Furniture and fixtures
Property, Plant and Equipment, Net
Property, plant and equipment, gross	2,890		2,890		2,746	2,318
Customer beverage equipment
Property, Plant and Equipment, Net
Property, plant and equipment, gross	21,879		21,879		24,341	26,507
Lease right-of-use assets
Property, Plant and Equipment, Net
Property, plant and equipment, gross	10		10
Construction in progress and equipment deposits
Property, Plant and Equipment, Net
Property, plant and equipment, gross	$ 23,775		$ 23,775		$ 8,025	$ 13,372
Minimum | Building
Property, Plant and Equipment, Net
Useful life			10 years		10 years
Minimum | Plant equipment
Property, Plant and Equipment, Net
Useful life			3 years		3 years
Minimum | Vehicles and transportation equipment
Property, Plant and Equipment, Net
Useful life			3 years		3 years
Minimum | IT systems
Property, Plant and Equipment, Net
Useful life			3 years		3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment, Net
Useful life			3 years		3 years
Minimum | Customer beverage equipment
Property, Plant and Equipment, Net
Useful life			3 years		3 years
Maximum | Building
Property, Plant and Equipment, Net
Useful life			40 years		40 years
Maximum | Plant equipment
Property, Plant and Equipment, Net
Useful life			15 years		15 years
Maximum | Vehicles and transportation equipment
Property, Plant and Equipment, Net
Useful life			5 years		5 years
Maximum | IT systems
Property, Plant and Equipment, Net
Useful life			7 years		7 years
Maximum | Furniture and fixtures
Property, Plant and Equipment, Net
Useful life			10 years		10 years
Maximum | Customer beverage equipment
Property, Plant and Equipment, Net
Useful life			5 years		5 years